ACQUISITION (Tables)	9 Months Ended
Sep. 30, 2017
Schedule of unaudited consolidated pro forma information

	Pro Forma		Pro Forma
	Three Months Ended September 30,		Nine Months Ended September 30,
	2017	2016	2017	2016
	(unaudited)		(unaudited)
	(in thousands)		(in thousands)
Revenue	$156,045	$82,824	$400,948	$237,644

Net income (loss)	$3,195	$(34,344)	$(17,951)	$(289,130)
Less: net (income) loss attributable to noncontrolling interests [1]	(1,706)	19,284	11,682	163,044
Net income (loss) attributable to Select Energy Services, Inc. [1]	$1,489	$(15,060)	$(6,269)	$(126,086)

[1] The allocation of net loss attributable to noncontrolling interests and Select Energy Services gives effect to the equity structure as of September 30, 2017 as though the 144A Offering, the IPO, the Resource Water Acquisition, the GRR Acquisition and other equity transactions occurred as of January 1, 2016. However, the calculation of pro forma net loss does not give effect to any other pro forma adjustments for the 144A Offering or the subsequent IPO.

GRR Acquisition
Schedule Of consideration transferred and the estimated fair value of identified assets acquired and liabilities

Preliminary purchase price allocation	Amount
Consideration transferred	(in thousand)
Cash paid	$6,692
Class A common stock issued	2,380
Total consideration transferred	9,072
Less: identified assets
Working capital	1,396
Fixed assets	3,485
Customer relationship intangible assets	1,912
Other intangible assets	466
Total identified assets	7,259
Goodwill	$1,813

Resource Water Acquisition
Schedule Of consideration transferred and the estimated fair value of identified assets acquired and liabilities

Preliminary purchase price allocation	Amount
Consideration transferred	(in thousand)
Cash paid	$51,303
Class A common stock issued	5,500
Total consideration transferred	56,803
Less: identified assets
Working capital	6,000
Fixed assets	13,225
Customer relationship intangible assets	21,392
Other intangible assets	5,150
Total identified assets	45,767
Goodwill	$11,036